Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2023 and 2022, the Company’s intangible assets consisted of the following:

	As of December 31,
	2023	2022
Brands	$168,508	$165,283
Software development costs	880,764	787,492
Customer relationships	1,541,507	1,505,839
Computer software	39,311	38,857
Gross carrying value	2,630,090	2,497,471

Brands	101,197	83,317
Software development costs	578,383	472,791
Customer relationships	756,463	624,756
Computer software	30,112	25,149
Accumulated amortization	1,466,155	1,206,013
Intangible assets, net	$1,163,935	$1,291,458

Schedule of Estimated Amortization Expense of Intangible Assets	The estimated amortization expense of intangible assets for the next five years is as follows:

2024	257,964
2025	252,595
2026	198,254
2027	124,576
2028	58,500

Summary of Intangible Asset Acquired

Intangible assets acquired by the Company during the year ended December 31, 2023 and 2022 had the following expected weighted-average useful lives:

	2023	2022
Brands	n/a	5 years
Software development costs	3 years	3 years
Customer relationships	5 years	10 years
Computer software	3 years	3 years
Total weighted-average useful life	3.4 years	6.9 years